UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 6.1%
Hotels, Restaurants & Leisure - 1.2%
19,721	McDonald’s Corp.	$944,045

Household Durables - 0.4%
16,100	Leggett & Platt Inc.	333,753

Media - 2.9%
7,150	Cinemark Holdings Inc. *	116,903
15,200	News Corp., Class B Shares	344,432
69,300	Pearson PLC (a)	1,113,999
12,870	Regal Entertainment Group, Class A Shares	275,289
19,900	Time Warner Inc.	383,274

	Total Media	2,233,897

Specialty Retail - 1.6%
45,300	Gap Inc.	779,160
12,799	Home Depot Inc.	475,739

	Total Specialty Retail	1,254,899

	TOTAL CONSUMER DISCRETIONARY	4,766,594

CONSUMER STAPLES - 11.7%
Beverages - 1.7%
13,209	Coca-Cola Co.	688,321
9,997	PepsiCo Inc.	656,003

	Total Beverages	1,344,324

Food & Staples Retailing - 2.2%
37,800	Wal-Mart Stores Inc.	1,736,910

Food Products - 4.5%
10,600	Cadbury Schweppes PLC, ADR	527,138
11,250	Campbell Soup Co.	414,337
8,600	General Mills Inc.	478,332
5,800	H.J. Heinz Co.	253,808
20,021	Kraft Foods Inc., Class A Shares	655,688
39,361	Unilever PLC, ADR	1,227,670

	Total Food Products	3,556,973

Household Products - 3.3%
27,906	Kimberly-Clark Corp.	1,877,237
11,400	Procter & Gamble Co.	705,204

	Total Household Products	2,582,441

	TOTAL CONSUMER STAPLES	9,220,648

ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
7,200	BP PLC, ADR	499,680
27,946	Chevron Corp.	2,382,676
42,842	Exxon Mobil Corp.	3,647,139
6,708	Spectra Energy Corp.	170,853

	TOTAL ENERGY	6,700,348

EXCHANGE TRADED FUND - 0.5%
11,400	Health Care Select Sector SPDR Fund	383,382

FINANCIALS - 16.1%
Capital Markets - 3.4%
8,771	Bank of New York Mellon Corp.	373,206
100	Blackstone Group LP *	2,401
11,400	Merrill Lynch & Co. Inc.	845,880
10,030	Nuveen Investments Inc., Class A Shares	613,234

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
Capital Markets - 3.4% (continued)
14,526	UBS AG	$799,947

	Total Capital Markets	2,634,668

Commercial Banks - 2.7%
10,400	Wachovia Corp.	490,984
49,146	Wells Fargo & Co.	1,659,661

	Total Commercial Banks	2,150,645

Consumer Finance - 0.7%
9,500	American Express Co.	556,130

Diversified Financial Services - 4.9%
37,678	Bank of America Corp.	1,786,691
47,141	JPMorgan Chase & Co.	2,074,675

	Total Diversified Financial Services	3,861,366

Insurance - 3.5%
7,300	American International Group Inc.	468,514
25,842	Chubb Corp.	1,302,695
200	Hartford Financial Services Group Inc.	18,374
17,300	Marsh & McLennan Cos. Inc.	476,615
9,200	Travelers Cos. Inc.	467,176

	Total Insurance	2,733,374

Real Estate Investment Trusts (REITs) - 0.7%
35,300	Annaly Mortgage Management Inc.	510,085

Thrifts & Mortgage Finance - 0.2%
14,300	Hudson City Bancorp Inc.	174,746

	TOTAL FINANCIALS	12,621,014

HEALTH CARE - 11.9%
Health Care Equipment & Supplies - 0.9%
13,392	Baxter International Inc.	704,419

Pharmaceuticals - 11.0%
36,756	Abbott Laboratories	1,863,162
11,175	Eli Lilly & Co.	604,456
14,776	GlaxoSmithKline PLC, ADR	754,758
33,450	Johnson & Johnson	2,023,725
10,000	Novartis AG, ADR	539,500
51,857	Pfizer Inc.	1,219,158
33,305	Wyeth	1,615,958

	Total Pharmaceuticals	8,620,717

	TOTAL HEALTH CARE	9,325,136

INDUSTRIALS - 18.5%
Aerospace & Defense - 5.5%
39,457	Honeywell International Inc.	2,269,172
12,800	Raytheon Co.	708,608
18,600	United Technologies Corp.	1,357,242

	Total Aerospace & Defense	4,335,022

Air Freight & Logistics - 0.7%
7,385	United Parcel Service Inc., Class B Shares	559,192

Building Products - 0.2%
5,700	Masco Corp.	155,097

Commercial Services & Supplies - 2.6%
8,750	Pitney Bowes Inc.	403,375
15,700	R.R. Donnelley & Sons Co.	663,482
24,200	Waste Management Inc.	920,326

	Total Commercial Services & Supplies	1,987,183

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
Electrical Equipment - 3.7%
5,800	Cooper Industries Ltd., Class A Shares	$306,936
41,420	Emerson Electric Co.	1,949,639
10,900	Hubbell Inc., Class B Shares	628,385

	Total Electrical Equipment	2,884,960

Industrial Conglomerates - 5.4%
10,000	3M Co.	889,200
81,225	General Electric Co.	3,148,281
4,275	Tyco International Ltd.	202,165

	Total Industrial Conglomerates	4,239,646

Machinery - 0.4%
6,410	Dover Corp.	326,910

	TOTAL INDUSTRIALS	14,488,010

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 0.5%
11,200	Motorola Inc.	190,288
4,420	QUALCOMM Inc.	184,093

	Total Communications Equipment	374,381

Computers & Peripherals - 1.8%
12,830	International Business Machines Corp.	1,419,639

Electronic Equipment & Instruments - 0.2%
4,275	Tyco Electronics Ltd. *	153,130

IT Services - 1.1%
18,500	Automatic Data Processing Inc.	858,770

Semiconductors & Semiconductor Equipment - 3.0%
16,219	Intel Corp.	383,093
29,200	Linear Technology Corp.	1,040,980
91,253	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	926,218

	Total Semiconductors & Semiconductor Equipment	2,350,291

Software - 2.5%
68,321	Microsoft Corp.	1,980,626

	TOTAL INFORMATION TECHNOLOGY	7,136,837

MATERIALS - 8.4%
Chemicals - 5.0%
23,155	Dow Chemical Co.	1,006,779
47,900	E.I. du Pont de Nemours & Co.	2,238,367
9,280	PPG Industries Inc.	707,786

	Total Chemicals	3,952,932

Metals & Mining - 1.7%
34,244	Alcoa Inc.	1,308,121

Paper & Forest Products - 1.7%
18,688	Weyerhaeuser Co.	1,331,333

	TOTAL MATERIALS	6,592,386

TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 4.2%
12,000	AT&T Inc.	469,920
11,400	Embarq Corp.	704,406
46,789	Verizon Communications Inc.	1,994,147
7,100	Windstream Corp.	97,696

	Total Diversified Telecommunication Services	3,266,169

Wireless Telecommunication Services - 1.7%
44,187	Vodafone Group PLC, ADR	1,341,076

	TOTAL TELECOMMUNICATION SERVICES	4,607,245

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
UTILITIES - 0.8%
Electric Utilities - 0.4%
5,300	FPL Group Inc.	$305,969

Multi-Utilities - 0.4%
17,200	NiSource Inc.	328,004

	TOTAL UTILITIES	633,973

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $62,166,216)	76,475,573

FACE AMOUNT
SHORT-TERM INVESTMENT - 3.3%
Repurchase Agreement - 3.3%
$2,568,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity - $2,568,377; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value - $2,619,368) (Cost - $2,568,000)	2,568,000

	TOTAL INVESTMENTS - 100.8% (Cost - $64,734,216#)	79,043,573
	Liabilities in Excess of Other Assets - (0.8)%	(645,247)

	TOTAL NET ASSETS - 100.0%	$78,398,326

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Dividend Strategy Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Investment Series, a Massachusetts business trust, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts or participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,061,313
Gross unrealized depreciation	(751,956)

Net unrealized appreciation	$14,309,357

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2007